VY Columbia Real Estate Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			(0.31%)	5.30%	4.43%
Performance Inception Date		Apr. 17, 2006
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class ADV | FTSE Nareit Equity REITs Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		2.88%	6.63%	5.70%
Class ADV | MSCI U.S. REIT® Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		2.95%	6.58%	5.71%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			0.30%	5.93%	5.06%
Performance Inception Date		May 19, 2003
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | FTSE Nareit Equity REITs Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		2.88%	6.63%	5.70%
Class I | MSCI U.S. REIT® Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		2.95%	6.58%	5.71%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			0.03%	5.67%	4.80%
Performance Inception Date		Jan. 24, 1989
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | FTSE Nareit Equity REITs Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		2.88%	6.63%	5.70%
Class S | MSCI U.S. REIT® Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		2.95%	6.58%	5.71%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			(0.10%)	5.51%	4.64%
Performance Inception Date		Sep. 09, 2002
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S2 | FTSE Nareit Equity REITs Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		2.88%	6.63%	5.70%
Class S2 | MSCI U.S. REIT® Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		2.95%	6.58%	5.71%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Effective January 21, 2026, the Investment Adviser changed the secondary benchmark from the MSCI U.S. REIT® Index to the FTSE Nareit Equity REITs Index because the FTSE Nareit Equity REITs Index is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.